Shareholder's Equity	9 Months Ended
Sep. 30, 2015
Stockholders' Equity Note [Abstract]
Shareholder's Equity
Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax (“AOCI”)   Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists primarily of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in millions):

		Other Comprehensive Income (Loss)
	AOCI Beginning Balance	Pretax	Tax	Net of tax	AOCI Ending Balance
Nine months ended September 30, 2015 (unaudited)
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(251)	$88	$(163)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(3)	1	(2)
Total net unrealized gains (losses) on securities (b)	$469	(254)	89	(165)	$304
Net unrealized gains (losses) on cash flow hedges	—	3	(1)	2	2
Total	$469	$(251)	$88	$(163)	$306

Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$284	$(99)	$185
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(35)	12	(23)
Total net unrealized gains on securities (b)	$307	249	(87)	162	$469
Net unrealized gains (losses) on cash flow hedges	—	—	—	—	—
Total	$307	$249	$(87)	$162	$469

Year ended December 31, 2013
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period		$(279)	$98	$(181)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(70)	24	(46)
Total net unrealized gains (losses) on securities (b)	$534	(349)	122	(227)	$307

Year ended December 31, 2012
Net unrealized gains on securities (b)	$308	$347	$(121)	$226	$534

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Consolidated Statement of Earnings:

OCI component	Affected line in the Consolidated Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)
Includes net unrealized gains of $33 million at September 30, 2015 (unaudited) compared to net unrealized gains of $37 million, $35 million and $23 million at December 31, 2014, 2013 and 2012, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.